Accounts Receivable	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Accounts Receivable

5.     ACCOUNTS RECEIVABLE

	As of December 31,
	2016	2017	2017
	RMB	RMB	US$
	(In millions)
Accounts receivable	4,286	4,887	751
Allowance for doubtful accounts	(177)	(316)	(48)

	4,109	4,571	703

The movements in the allowance for doubtful accounts were as follows:

	2015	2016	2017	2017
	RMB	RMB	RMB	US$
	(In millions)
Balance as of January 1	94	190	177	27
Amounts charged to expenses	115	39	190	29
Amounts written off	(19)	(52)	(51)	(8)

Balance as of December 31	190	177	316	48